Common Stock Repurchases	12 Months Ended
Dec. 27, 2014
Common Stock Repurchases [Abstract]
Common Stock Repurchases [Text Block]
Note 19: Common Stock Repurchases
Common Stock Repurchase Program
We have an ongoing authorization, originally approved by our Board of Directors in 2005, and subsequently amended, to repurchase up to $65 billion in shares of our common stock in open market or negotiated transactions. This amount includes an increase of $20 billion in the authorization limit approved by our Board of Directors in July 2014. As of December 27, 2014, $12.4 billion remained available for repurchase under the existing repurchase authorization limit.
During 2014, we repurchased 332.4 million shares of common stock at a cost of $10.8 billion (94.1 million shares of common stock at a cost of $2.1 billion in 2013 and 191.0 million shares of common stock at a cost of $4.8 billion in 2012). We have repurchased 4.7 billion shares of common stock at a cost of $102 billion since the program began in 1990.
In the fourth quarter of 2014, we entered into a stock repurchase agreement, a portion of which was executed as a forward contract. We received collateral from the counterparty for the value attributable to the forward portion of this contract and invested the collateral into permitted investments considered restricted from other uses. As of December 27, 2014, $325 million of collateral, which approximates fair value, remains recorded as both a current asset and current liability on the consolidated balance sheet. The $325 million represents the unsettled portion of the contract and will be returned to the counterparty by December 29, 2014, the settlement date.
Restricted Stock Unit Withholdings
We issue restricted stock units as part of our equity incentive plans. For the majority of restricted stock units granted, the number of shares of common stock issued on the date the restricted stock units vest is net of the minimum statutory withholding requirements that we pay in cash to the appropriate taxing authorities on behalf of our employees. In our consolidated financial statements, we also treat shares of common stock withheld for tax purposes on behalf of our employees in connection with the vesting of restricted stock units as common stock repurchases because they reduce the number of shares that would have been issued upon vesting. These withheld shares are not considered common stock repurchases under our authorized common stock repurchase plan. During 2014, we withheld 12.0 million shares of common stock to satisfy $332 million (13.1 million shares of common stock to satisfy $293 million in 2013 and 12.6 million shares of common stock to satisfy $345 million in 2012) of employees’ tax obligations.